Gains (losses) on disposal of assets not classified as non-current assets held for sale (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gains Losses On Disposal Of Assets Not Classified As Non-current Assets Held For Sale
Gains	R$ 164,606	R$ 1,854,664	R$ 1,038,003
Tangible and intangible assets	100,976	84,633	114,159
Investments (1)	63,630	1,770,031	923,844
Losses	(53,565)	(48,481)	(39,595)
Tangible and intangible assets	(53,565)	(48,481)	(33,956)
Investments			(5,639)
Total	R$ 111,041	R$ 1,806,183	R$ 998,408